UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  09/30/12


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	  Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          11/12/2012

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  232741

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      Com              00206R102      261     6917 SH       Sole                                       6917
Agnico-Eagle Mines Ltd.        Com              008474108      519    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      317     4527 SH       Sole                                       4527
Anthracite Capital Inc.        Com              037023108        0    29770 SH       Sole                                      29770
Apple Computer Inc.            Com              037833100      813     1218 SH       Sole                                       1218
Arrow Electronics Inc.         Com              042735100    11376   337452 SH       Sole                                     337452
Associated Banc Corp.          Com              045487105      348    26440 SH       Sole                                      26440
Baker Hughes Inc.              Com              057224107    11483   253874 SH       Sole                                     253874
Bank of America                Com              060505104     9988  1131193 SH       Sole                                    1131193
Berkley W R Corp.              Com              084423102     1198    31968 SH       Sole                                      31968
Boston Scientific Corp.        Com              101137107     4950   862430 SH       Sole                                     862430
Charles Schwab Corp.           Com              808513105     6320   494350 SH       Sole                                     494350
Cisco Systems                  Com              17275r102    10540   551984 SH       Sole                                     551984
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Colgate-Palmolive Co.          Com              194162103      236     2200 SH       Sole                                       2200
Cumulus Media Inc.             Com              231082108       30    10850 SH       Sole                                      10850
Cytec Industries Inc.          Com              232820100      210     3200 SH       Sole                                       3200
Darden Restaurants Inc.        Com              237194105      362     6500 SH       Sole                                       6500
Eli Lilly & Co.                Com              532457108      265     5600 SH       Sole                                       5600
Emerson Electric Co.           Com              291011104      342     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1956    21385 SH       Sole                                      21385
Fastenal Company               Com              311900104      550    12800 SH       Sole                                      12800
Fiserv Inc.                    Com              337738108      444     6000 SH       Sole                                       6000
General Electric Co.           Com              369604103    15927   701336 SH       Sole                                     701336
Goldentree Offshore C 5 F      Com              207620         457      447 SH       Sole                                        447
Hanesbrands Inc.               Com              410345102    10020   314300 SH       Sole                                     314300
IBM                            Com              459200101      903     4353 SH       Sole                                       4353
Intel Corp.                    Com              458140100     6658   293900 SH       Sole                                     293900
Interpublic Group Companies    Com              460690100    10609   954081 SH       Sole                                     954081
J P Morgan Chase               Com              46625H100      473    11690 SH       Sole                                      11690
Johnson & Johnson              Com              478160104      613     8897 SH       Sole                                       8897
Johnson Controls Inc.          Com              478366107    11876   433433 SH       Sole                                     433433
Journal Comm. CL'A             Com              481130102      482    92600 SH       Sole                                      92600
Kimberly-Clark Corporation     Com              494368103      340     3961 SH       Sole                                       3961
Kohls Corp.                    Com              500255104      234     4569 SH       Sole                                       4569
MGIC Investment Corp.          Com              552848103      332   216712 SH       Sole                                     216712
Market Vectors ETF Gold Miners Com              57060u100      215     4000 SH       Sole                                       4000
McDonalds Corp.                Com              580135101      864     9422 SH       Sole                                       9422
Medtronic Inc.                 Com              585055106      237     5500 SH       Sole                                       5500
Merck & Company                Com              58933y105      307     6813 SH       Sole                                       6813
Metlife Inc.                   Com              59156R108    13421   389469 SH       Sole                                     389469
Modine Manufacturing Co.       Com              607828100     8367  1133700 SH       Sole                                    1133700
Molex Inc. Cl'A                Com              608554200     3827   176215 SH       Sole                                     176215
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108       80    40240 SH       Sole                                      40240
Owens-Illinois Inc.            Com              690768403    11702   623775 SH       Sole                                     623775
Patterson UTI Energy           Com              703481101     8522   538700 SH       Sole                                     538700
Pfizer Inc.                    Com              717081103      632    25434 SH       Sole                                      25434
Procter & Gamble Co.           Com              742718109      433     6236 SH       Sole                                       6236
Protide Pharmaceutical         Com              74371a103        0    10000 SH       Sole                                      10000
Range Resources Corp.          Com              75281a109     5987    85693 SH       Sole                                      85693
Schlumberger Ltd.              Com              806857108      532     7352 SH       Sole                                       7352
Sealed Air Corp.               Com              81211k100    13641   882328 SH       Sole                                     882328
Smart Balance Inc.             Com              83169y108      266    22000 SH       Sole                                      22000
Snap-on Inc.                   Com              833034101      329     4580 SH       Sole                                       4580
Staples Inc.                   Com              855030102      212    18400 SH       Sole                                      18400
Sysco Corp.                    Com              871829107     7143   228424 SH       Sole                                     228424
Time Warner Inc.               Com              887317303     9363   206529 SH       Sole                                     206529
US Bancorp                     Com              902973304     5263   153448 SH       Sole                                     153448
Union Pacific Corp.            Com              907818108     1187    10000 SH       Sole                                      10000
Vodafone Group PLC             Com              92857w209      239     8369 SH       Sole                                       8369
Wells Fargo & Co.              Com              949746101    10236   296426 SH       Sole                                     296426
Willis Group Holdings          Com              G96666105     8287   224450 SH       Sole                                     224450